Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST IV
Prospectus Date	rr_ProspectusDate	Apr. 14, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN TRUST IV

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Research Enhanced Equity Fund

JPMorgan International Equity Plus Fund

JPMorgan International Hedged Equity Fund

Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented

J.P. Morgan Funds

JPMorgan Macro Opportunities Fund

Prospectus dated April 7, 2020, as supplemented

JPMorgan SmartSpending 2050SM Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

J.P. Morgan Money Market Funds

JPMorgan Institutional Tax Free Money Market Fund

JPMorgan Securities Lending Money Market Fund

Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

Summary Prospectus and Prospectus dated July 1, 2019, as supplemented

J.P. Morgan SMA Funds

JPMorgan Core Focus SMA Fund

JPMorgan Municipal SMA Fund

Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Premium Income Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated April 14, 2020 to

the Summary Prospectuses and the Prospectuses as dated above

Effective immediately, the “Risk/Return Summary — The Fund’s Main Investment Risks — General Market Risk” and the “More About the Fund(s) — Investment Risks — General Market Risk” sections are deleted in their entirety and replaced with the following:

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND THE PROSPECTUSES

FOR FUTURE REFERENCE

JPMorgan Emerging Markets Research Enhanced Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN TRUST IV

J.P. Morgan International Equity Funds

JPMorgan Emerging Markets Research Enhanced Equity Fund

Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated April 14, 2020 to

the Summary Prospectuses and the Prospectuses as dated above

Effective immediately, the “Risk/Return Summary — The Fund’s Main Investment Risks — General Market Risk” and the “More About the Fund(s) — Investment Risks — General Market Risk” sections are deleted in their entirety and replaced with the following:

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND THE PROSPECTUSES

FOR FUTURE REFERENCE

JPMorgan International Equity Plus Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN TRUST IV

J.P. Morgan International Equity Funds

JPMorgan International Equity Plus Fund

Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated April 14, 2020 to

the Summary Prospectuses and the Prospectuses as dated above

Effective immediately, the “Risk/Return Summary — The Fund’s Main Investment Risks — General Market Risk” and the “More About the Fund(s) — Investment Risks — General Market Risk” sections are deleted in their entirety and replaced with the following:

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND THE PROSPECTUSES

FOR FUTURE REFERENCE

JPMorgan International Hedged Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN TRUST IV

J.P. Morgan International Equity Funds

JPMorgan International Hedged Equity Fund

Summary Prospectuses and Prospectuses dated March 1, 2020, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated April 14, 2020 to

the Summary Prospectuses and the Prospectuses as dated above

Effective immediately, the “Risk/Return Summary — The Fund’s Main Investment Risks — General Market Risk” and the “More About the Fund(s) — Investment Risks — General Market Risk” sections are deleted in their entirety and replaced with the following:

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND THE PROSPECTUSES

FOR FUTURE REFERENCE

JPMorgan Macro Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN TRUST IV

J.P. Morgan Funds

JPMorgan Macro Opportunities Fund

Prospectus dated April 7, 2020, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated April 14, 2020 to

the Summary Prospectuses and the Prospectuses as dated above

Effective immediately, the “Risk/Return Summary — The Fund’s Main Investment Risks — General Market Risk” and the “More About the Fund(s) — Investment Risks — General Market Risk” sections are deleted in their entirety and replaced with the following:

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND THE PROSPECTUSES

FOR FUTURE REFERENCE

JPMorgan SmartSpending 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN TRUST IV

J.P. Morgan Funds

JPMorgan SmartSpending 2050SM Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated April 14, 2020 to

the Summary Prospectuses and the Prospectuses as dated above

Effective immediately, the “Risk/Return Summary — The Fund’s Main Investment Risks — General Market Risk” and the “More About the Fund(s) — Investment Risks — General Market Risk” sections are deleted in their entirety and replaced with the following:

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND THE PROSPECTUSES

FOR FUTURE REFERENCE

JPMorgan Institutional Tax Free Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN TRUST IV

J.P. Morgan Money Market Funds

JPMorgan Institutional Tax Free Money Market Fund

Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated April 14, 2020 to

the Summary Prospectuses and the Prospectuses as dated above

Effective immediately, the “Risk/Return Summary — The Fund’s Main Investment Risks — General Market Risk” and the “More About the Fund(s) — Investment Risks — General Market Risk” sections are deleted in their entirety and replaced with the following:

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND THE PROSPECTUSES

FOR FUTURE REFERENCE

JPMorgan Securities Lending Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN TRUST IV

J.P. Morgan Money Market Funds

JPMorgan Securities Lending Money Market Fund

Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated April 14, 2020 to

the Summary Prospectuses and the Prospectuses as dated above

Effective immediately, the “Risk/Return Summary — The Fund’s Main Investment Risks — General Market Risk” and the “More About the Fund(s) — Investment Risks — General Market Risk” sections are deleted in their entirety and replaced with the following:

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND THE PROSPECTUSES

FOR FUTURE REFERENCE

JPMorgan Ultra-Short Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN TRUST IV

J.P. Morgan Municipal Bond Funds

JPMorgan Ultra-Short Municipal Fund

Summary Prospectus and Prospectus dated July 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated April 14, 2020 to

the Summary Prospectuses and the Prospectuses as dated above

Effective immediately, the “Risk/Return Summary — The Fund’s Main Investment Risks — General Market Risk” and the “More About the Fund(s) — Investment Risks — General Market Risk” sections are deleted in their entirety and replaced with the following:

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND THE PROSPECTUSES

FOR FUTURE REFERENCE

JPMorgan Core Focus SMA Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN TRUST IV

J.P. Morgan SMA Funds

JPMorgan Core Focus SMA Fund

Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated April 14, 2020 to

the Summary Prospectuses and the Prospectuses as dated above

Effective immediately, the “Risk/Return Summary — The Fund’s Main Investment Risks — General Market Risk” and the “More About the Fund(s) — Investment Risks — General Market Risk” sections are deleted in their entirety and replaced with the following:

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND THE PROSPECTUSES

FOR FUTURE REFERENCE

JPMorgan Municipal SMA Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN TRUST IV

J.P. Morgan SMA Funds

JPMorgan Municipal SMA Fund

Summary Prospectuses and Prospectuses dated July 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated April 14, 2020 to

the Summary Prospectuses and the Prospectuses as dated above

Effective immediately, the “Risk/Return Summary — The Fund’s Main Investment Risks — General Market Risk” and the “More About the Fund(s) — Investment Risks — General Market Risk” sections are deleted in their entirety and replaced with the following:

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND THE PROSPECTUSES

FOR FUTURE REFERENCE

JPMorgan Equity Premium Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
JPMORGAN TRUST IV

J.P. Morgan U.S. Equity Funds

JPMorgan Equity Premium Income Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated April 14, 2020 to

the Summary Prospectuses and the Prospectuses as dated above

Effective immediately, the “Risk/Return Summary — The Fund’s Main Investment Risks — General Market Risk” and the “More About the Fund(s) — Investment Risks — General Market Risk” sections are deleted in their entirety and replaced with the following:

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.

For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which a Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND THE PROSPECTUSES

FOR FUTURE REFERENCE